Borrowings - Schedule of Fair Value Measurement of Convertible Notes (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Beginning balance as at March 31, 2019		$ 281,519
Interest	[1]	29,474	$ 33,530	$ 32,556
'A' ordinary shares issued in lieu of convertible notes		91,753	49,741	32,168
Receipt from convertible notes				$ 111,278
Ending balance as at March 31, 2020		178,972	281,519
Long-Term and Short-Term Borrowings
Statement Line Items [Line Items]
Beginning balance as at March 31, 2019		68,349
Interest		5,517
'A' ordinary shares issued in lieu of convertible notes		(91,753)
Receipt from convertible notes		25,000
Loss on fair value of convertible notes		15,987
Ending balance as at March 31, 2020		$ 23,100	$ 68,349

[1]	Includes interest expense in respect of financial liabilities classified at fair value through profit or loss and significant discounting on long-term advance from customers